Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 1,663,412	$ 238,838	¥ 1,124,655	¥ 483,658
Impairment loss	¥ 136,701	$ 19,628	¥ 38,573